Reconciliation of the differences between basic and diluted EPS	12 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Reconciliation of the differences between basic and diluted EPS
23.	Reconciliation of the differences between basic and diluted EPS
Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2018, 2019 and 2020 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2018	2019	2020
Net income attributable to Sony Corporation’s stockholders for basic and diluted EPS computation	490,794	916,271	582,191

	Thousands of shares
Weighted-average shares outstanding	1,263,895	1,266,592	1,234,408
Effect of dilutive securities:
Stock acquisition rights	4,565	4,088	3,853
Zero coupon convertible bonds	23,960	23,966	23,994

Weighted-average shares for diluted EPS computation	1,292,420	1,294,646	1,262,255

	Yen
Basic EPS	388.32	723.41	471.64

Diluted EPS	379.75	707.74	461.23

Potential shares of common stock which were excluded from the computation of diluted EPS for the fiscal years ended March 31, 2018, 2019 and 2020 were 2,921 thousand shares, 5,731 thousand shares and 3,212 thousand shares, respectively. Potential shares related to stock acquisition rights were excluded as anti-dilutive for the fiscal years ended March 31, 2018, 2019 and 2020 when the exercise price for those shares was in excess of the average market value of Sony’s common stock for those fiscal years. The zero coupon convertible bonds issued in July 2015 were included in the diluted EPS calculation under the if-converted
method beginning upon issuance.